Accumulated Other Comprehensive Income - Reclassifications Out of AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ 5,491	$ 624	$ 263
Provision for income taxes	(13,442)	(1,402)	(1,852)
Portion of net gain recognized in other comprehensive income, before taxes	31	(92)	0
Net income	21,507	4,178	5,170
Total reclassifications for the period	3,074	192	196
Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Total reclassifications for the period	(3,074)	(192)	(196)
Unrealized gains on securities
Amount reclassified from accumulated other comprehensive income
Total reclassifications for the period	3,110	255	196
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	(4,785)	(392)	(301)
Provision for income taxes	1,675	137	105
Net income	(3,110)	(255)	(196)
OTTI
Amount reclassified from accumulated other comprehensive income
Total reclassifications for the period	(36)	(63)	0
OTTI | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Provision for income taxes	(19)	(34)	0
Portion of net gain recognized in other comprehensive income, before taxes	55	97	0
Net income	$ 36	$ 63	$ 0